                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-096310

Exact Name of Registrant
(as specified in charter): Cohen & Steers Institutional Realty Shares, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:   (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments

--------------------------------------------------------------------------------
                COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                               NUMBER
                                                              OF SHARES      VALUE
                                                              ---------   ------------
EQUITIES                                            97.78%(a)
    DIVERSIFIED                                      6.13%
         Crescent Real Estate Equities Co. ................     192,400   $  3,028,376
         Vornado Realty Trust..............................     857,300     53,735,564
                                                                          ------------
                                                                            56,763,940
                                                                          ------------
    HEALTH CARE                                      1.78%
         Ventas............................................     636,000     16,485,120
                                                                          ------------
    HOTEL                                            7.68%
         Hilton Hotels Corp. ..............................     725,400     13,666,536
         Host Marriott Corp.(b)............................   2,445,700     34,313,171
         Starwood Hotels & Resorts Worldwide...............     499,800     23,200,716
                                                                          ------------
                                                                            71,180,423
                                                                          ------------
    INDUSTRIAL                                      10.33%
         AMB Property Corp. ...............................     507,300     18,780,246
         Catellus Development Corp. .......................     813,374     21,562,545
         ProLogis..........................................   1,569,600     55,312,704
                                                                          ------------
                                                                            95,655,495
                                                                          ------------
    OFFICE                                          22.40%
         Arden Realty......................................     370,000     12,054,600
         BioMed Realty Trust...............................     147,000      2,585,730
         Boston Properties.................................   1,088,500     60,292,015
         Brandywine Realty Trust...........................     153,200      4,363,136
         Brookfield Properties Corp. ......................     709,800     22,898,148
         CarrAmerica Realty Corp. .........................     413,800     13,531,260
         Equity Office Properties Trust....................     783,600     21,353,100
         Highwoods Properties..............................     227,400      5,596,314
         Kilroy Realty Corp. ..............................     290,400     11,043,912
         Mack-Cali Realty Corp. ...........................     287,100     12,718,530
         Maguire Properties................................     436,600     10,613,746
         Prentiss Properties Trust.........................     261,100      9,399,600
         SL Green Realty Corp. ............................     406,700     21,071,127
                                                                          ------------
                                                                           207,521,218
                                                                          ------------

-------------------
(a) Percentages indicated are based on the net assets of the fund.
(b) Nonincome producing security.

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


--------------------------------------------------------------------------------
                COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                               NUMBER
                                                              OF SHARES      VALUE
                                                              ---------   ------------
    OFFICE/INDUSTRIAL                                1.97%
         Liberty Property Trust............................     100,900   $  4,019,856
         Reckson Associates Realty Corp. ..................     495,700     14,251,375
                                                                          ------------
                                                                            18,271,231
                                                                          ------------
    RESIDENTIAL                                     21.75%
       APARTMENT                                    19.65%
         Apartment Investment & Management Co. ............     133,400      4,639,652
         Archstone-Smith Trust.............................   1,149,300     36,363,852
         AvalonBay Communities.............................     720,700     43,400,554
         BRE Properties....................................     600,800     23,040,680
         Equity Residential................................     899,500     27,884,500
         Essex Property Trust..............................     244,700     17,581,695
         Post Properties...................................     515,600     15,416,440
         Summit Properties.................................     506,100     13,690,005
                                                                          ------------
                                                                           182,017,378
                                                                          ------------
       MANUFACTURED HOME                             2.10%
         Affordable Residential Communities................     278,100      4,060,260
         Sun Communities...................................     393,600     15,425,184
                                                                          ------------
                                                                            19,485,444
                                                                          ------------
         TOTAL RESIDENTIAL.................................                201,502,822
                                                                          ------------
    SELF STORAGE                                     4.78%
         Public Storage....................................     523,900     25,959,245
         Shurgard Storage Centers..........................     472,900     18,348,520
                                                                          ------------
                                                                            44,307,765
                                                                          ------------
    SHOPPING CENTER                                 20.96%
       COMMUNITY CENTER                              5.09%
         Developers Diversified Realty Corp. ..............     357,300     13,988,295
         Federal Realty Investment Trust...................     380,300     16,733,200
         Pan Pacific Retail Properties.....................     180,100      9,743,410
         Regency Centers Corp. ............................     144,200      6,703,858
                                                                          ------------
                                                                            47,168,763
                                                                          ------------

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


--------------------------------------------------------------------------------
                COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                               NUMBER
                                                              OF SHARES      VALUE
                                                              ---------   ------------
       REGIONAL MALL                                15.87%
         CBL & Associates Properties.......................     210,300   $ 12,817,785
         General Growth Properties.........................     619,100     19,192,100
         Macerich Co. .....................................     423,900     22,589,631
         Mills Corp. ......................................     652,600     33,850,362
         Simon Property Group..............................     754,500     40,463,835
         Taubman Centers...................................     700,700     18,099,081
                                                                          ------------
                                                                           147,012,794
                                                                          ------------
         TOTAL SHOPPING CENTER.............................                194,181,557
                                                                          ------------
TOTAL INVESTMENTS (Identified cost -- $597,187,724)  97.78%                905,869,571(a)
OTHER ASSETS IN EXCESS OF LIABILITIES .............   2.22%                 20,563,442
                                                    ------                ------------
NET ASSETS (Equivalent to $42.62 per share based on
  21,738,284 shares of capital stock outstanding).. 100.00%               $926,433,013
                                                    ------                ------------
                                                    ------                ------------

-------------------
(a) At September 30, 2004, net unrealized appreciation was $308,681,847, based on cost for federal income tax purposes of $597,187,724. This consisted of aggregate gross unrealized appreciation on investments of $309,163,606 and aggregate gross unrealized depreciation on investments of $481,759.

--------------------------------------------------------------------------------
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


Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert H. Steers                         By:  /s/ Martin Cohen
    --------------------------------                  ---------------------------------------
        Name: Robert H. Steers                            Name: Martin Cohen
        Title: Chairman, Secretary and                    Title: President, Treasurer
                and principal executive officer                   and principal financial officer

        Date: November 29, 2004

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